Credit Facility	12 Months Ended
Apr. 30, 2011
Credit Facility
Credit Facility
2.	Credit Facility

On April 29, 2011, the Company entered into an amended and restated credit agreement (the Amended Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, which amends and restates the Credit Agreement entered into on September 30, 2009. Under the Amended Credit Agreement, Lenders are providing up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility (the Amended Credit Facility), which is secured by eligible inventory with the ability to include eligible real estate and accounts receivable and related assets. Borrowings under the Amended Credit Agreement are limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the Amended Credit Agreement). In addition, the Company has the option to request an increase in commitments under the Amended Credit Agreement by up to $300,000, subject to certain restrictions.

The Amended Credit Agreement requires Availability (as defined in the Amended Credit Agreement) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the Amended Credit Agreement) and (ii) $50,000. In addition, the Amended Credit Facilities contains covenants that limit, among other things, the Company's ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the Amended Credit Facility are used for general corporate purposes, including seasonal working capital needs.

As a result of the Amended Credit Agreement, $6,580 of deferred financing fees related to the 2009 Credit Facility were written off, and included in net interest expenses. The remaining unamortized deferred costs of $16,341 and new charges of $10,180 relating to the Company's Amended Credit Facility were deferred and will be amortized over the five-year term of the Amended Credit Facility.

On September 30, 2009, the Company had entered into a credit agreement (the 2009 Credit Agreement) with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, under which the lenders committed to provide up to $1,000,000 in commitments under a four-year asset-backed revolving credit facility (the 2009 Credit Facility), which was secured by eligible inventory and accounts receivable and related assets. Borrowings under the 2009 Credit Agreement were limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the 2009 Credit Agreement). In addition, the Company had the option to request the increase in commitments under the 2009 Credit Agreement by up to $300,000, subject to certain restrictions. Proceeds from the 2009 Credit Facility were used for general corporate purposes, including seasonal working capital needs

The 2009 Credit Facility replaced the Company's prior $850,000 credit agreement (Prior Credit Facility) which had a maturity date of July 31, 2011, as well as B&N College's $400,000 credit agreement which had a maturity date of November 13, 2011.

Selected information related to the Company's Amended Credit Facility, 2009 Credit Facility and Prior Credit Facility:

	Fiscal 2011	Fiscal 2010	13 weeks ended May 2, 2009	Fiscal 2008
Credit facility at period end	$313,100	260,400	—	—
Average balance outstanding during the period	$338,971	107,504	—	63,871
Maximum borrowings outstanding during the period	$622,800	512,500	—	199,900
Weighted average interest rate during the period	4.30%	4.38%	—	6.05%
Interest rate at end of period	5.13%	4.13%	—	—

Fees expensed with respect to the unused portion of the Amended Credit Facility, 2009 Credit Facility and Prior Credit Facility were $5,466, $4,198, $274 and $956 during fiscal 2011, fiscal 2010, the transition period and fiscal 2008, respectively. The increase in commitment fees in fiscal 2010 was related to the 2009 Company's Credit Agreement entered into on September 30, 2009 in connection with the Acquisition.

The Company has no agreements to maintain compensating balances.